Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 257	$ 247
Expense, net	85	101
Settlements	(91)	(77)
Business combination [note 7]	12	0
Foreign exchange and other	7	(14)
Balance, end of year	$ 270	$ 257